Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000205719 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205719 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.70%
C000205719 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.70%
C000205719 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.50%
C000205719 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.00%
C000205719 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205719 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205719 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205718 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205718 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	26.70%
C000205718 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	17.70%
C000205718 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.50%
C000205718 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.00%
C000205718 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205718 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205718 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205721 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205721 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.10%
C000205721 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205721 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205721 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000205721 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000205721 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000205721 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205721 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205721 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205721 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205724 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205724 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.10%
C000205724 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205724 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205724 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000205724 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000205724 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000205724 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205724 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205724 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205724 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205722 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205722 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.10%
C000205722 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205722 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205722 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000205722 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000205722 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000205722 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205722 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205722 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205722 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205723 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205723 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.10%
C000205723 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205723 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205723 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000205723 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000205723 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000205723 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205723 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205723 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205723 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205720 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205720 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.10%
C000205720 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205720 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.40%
C000205720 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.90%
C000205720 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%
C000205720 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.30%
C000205720 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205720 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205720 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.10%
C000205720 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%